Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 27,766,839
Impairment			$ (600,657)
Ending Balance	20,585,833	$ 27,766,839
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	37,720,352	28,179,630	3,901,729
Additions	440,965	2,333,666
Acquisitions		7,280,523	24,381,220
Effect of movements in exchange rates	(2,004)	(73,467)	(103,319)
Ending Balance	38,159,313	37,720,352	28,179,630
Accumulated amortization and impairments [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	9,953,513	4,508,541	733,856
Effect of movements in exchange rates	9,157	(40,640)	(55,770)
Impairment			507,433
Amortization	7,610,810	5,485,612	3,323,022
Ending Balance	17,573,480	9,953,513	4,508,541
Carrying amounts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	27,766,839
Ending Balance	20,585,833	27,766,839
Patents and trademarks [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	179,701	182,658	192,032
Effect of movements in exchange rates	(343)	(2,957)	(9,374)
Ending Balance	179,358	179,701	182,658
Patents and trademarks [member] | Accumulated amortization and impairments [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	116,748	84,583	51,238
Effect of movements in exchange rates	85	(3,078)	(3,219)
Amortization	32,073	35,243	36,564
Ending Balance	148,906	116,748	84,583
Patents and trademarks [member] | Carrying amounts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	62,953
Ending Balance	30,452	62,953
Customer relationships [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	19,636,830	16,240,990	2,118,739
Acquisitions		3,434,334	14,168,830
Effect of movements in exchange rates	(3,217)	(38,494)	(46,579)
Ending Balance	19,633,613	19,636,830	16,240,990
Customer relationships [member] | Accumulated amortization and impairments [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,654,618	1,977,625	333,430
Effect of movements in exchange rates	3,820	(19,774)	(23,895)
Amortization	3,099,234	2,696,767	1,668,090
Ending Balance	7,757,672	4,654,618	1,977,625
Customer relationships [member] | Carrying amounts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	14,982,212
Ending Balance	11,875,941	14,982,212
Technology [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	17,903,821	11,755,982	1,590,958
Additions	440,965	2,333,666
Acquisitions		3,846,189	10,212,390
Effect of movements in exchange rates	1,556	(32,016)	(47,366)
Ending Balance	18,346,342	17,903,821	11,755,982
Technology [member] | Accumulated amortization and impairments [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,182,147	2,446,333	349,188
Effect of movements in exchange rates	5,252	(17,788)	(28,656)
Impairment			507,433
Amortization	4,479,503	2,753,602	1,618,368
Ending Balance	9,666,902	5,182,147	$ 2,446,333
Technology [member] | Carrying amounts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	12,721,674
Ending Balance	$ 8,679,440	$ 12,721,674